Finance receivables, net - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Sales-type lease, selling profit	€ 429,100,000	€ 514,200,000	€ 830,200,000
Expected credit losses from finance receivables recorded	€ 0	€ 0	€ 0